BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2013
BORROWINGS
Schedule of Company's bank borrowings
	As of December 31, 2012	As of June 30, 2013
Short-term	$596,556	$670,897
Long-term, current portion	137,062	92,710
Subtotal	733,618	763,607
Long-term	56,580	146,271
	$790,198	$909,878

Schedule of future principal repayment on the long-term bank loans
2013	$85,134
2014	27,501
2015	11,243
2016 and after	115,103
$238,981